OTHER	12 Months Ended
Dec. 31, 2025
Disclosure Other [Abstract]
OTHER	OTHER
Brookfield Renewable’s other for the year ended December 31 is comprised of the following:

(MILLIONS)	Notes	2025	2024	2023
Change in fair value of property, plant and equipment(1)	13	$(832)	$(721)	$(164)
Amortization of service concession assets		—	—	(11)
Transaction costs		(154)	(23)	(5)
Other		(228)	31	(32)
		$(1,214)	$(713)	$(212)
(1)Includes changes in fair value of property, plant, and equipment primarily related to the recognition of investment tax credits of $593 million in recently acquired development projects for the year ended December 31, 2025 (2024: $414 million and 2023: nil).